Offerings - Offering: 1	Jun. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	8.375% Junior Subordinated Notes due 2055
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 550,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,205
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, DENTSPLY SIRONA Inc. (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form S-3 (Registration No. 333-286281), filed
with the Securities and Exchange Commission (the “SEC”) on March 31, 2025. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated June 5, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act for the related offering.